Information on Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2020
Investments accounted for using equity method [abstract]
List of the Directly or Indirectly Held Significant Subsidiaries

The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES[1]
(millions of Canadian dollars)			As at October 31, 2020
North America	Address of Head or Principal Office[2]	Description	Carrying value of shares owned by the Bank[3]
Meloche Monnex Inc.	Montreal, Québec	Holding Company	$1,725
Security National Insurance Company	Montreal, Québec	Insurance Company
Primmum Insurance Company	Toronto, Ontario	Insurance Company
TD Direct Insurance Inc.	Toronto, Ontario	Insurance Company
TD General Insurance Company	Toronto, Ontario	Insurance Company
TD Home and Auto Insurance Company	Toronto, Ontario	Insurance Company
TD Wealth Holdings Canada Limited	Toronto, Ontario	Holding Company	1,164
TD Asset Management Inc.	Toronto, Ontario	Dealing in Securities
GMI Servicing Inc.	Regina, Saskatchewan	Mortgage Servicing Entity
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario	Investment Counselling and Portfolio Management

TD Auto Finance (Canada) Inc.	Toronto, Ontario	Automotive Finance Entity	2,791
TD Group US Holdings LLC	Wilmington, Delaware	Holding Company	73,421
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York	Holding Company
TD Prime Services LLC	New York, New York	Securities Dealer
TD Securities (USA) LLC	New York, New York	Securities Dealer
Toronto Dominion (Texas) LLC	New York, New York	Financial Services Entity
Toronto Dominion (New York) LLC	New York, New York	Financial Services Entity
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York	Small Business Investment Company
Toronto Dominion Investments, Inc.	New York, New York	Merchant Banking and Investments
TD Bank US Holding Company	Cherry Hill, New Jersey	Holding Company
Epoch Investment Partners, Inc.	New York, New York	Investment Counselling and Portfolio Management
TDAM USA Inc.	New York, New York	Investment Counselling and Portfolio Management
TD Bank USA, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Bank, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Auto Finance LLC	Farmington Hills, Michigan	Automotive Finance Entity
TD Equipment Finance, Inc.	Cherry Hill, New Jersey	Financial Services Entity
TD Private Client Wealth LLC	New York, New York	Broker-dealer and Registered Investment Advisor
TD Wealth Management Services Inc.	Cherry Hill, New Jersey	Insurance Agency

TD Investment Services Inc.	Toronto, Ontario	Mutual Fund Dealer	30

TD Life Insurance Company	Toronto, Ontario	Insurance Company	91
TD Mortgage Corporation	Toronto, Ontario	Deposit-Taking Entity	10,384
TD Pacific Mortgage Corporation	Vancouver, British Columbia	Deposit-Taking Entity
The Canada Trust Company	Toronto, Ontario	Trust, Loans, and Deposit-Taking Entity

TD Securities Inc.	Toronto, Ontario	Investment Dealer and Broker	2,086
TD Vermillion Holdings Limited	Toronto, Ontario	Holding Company	27,212
TD Financial International Ltd.	Hamilton, Bermuda	Holding Company
TD Reinsurance (Barbados) Inc.	St. James, Barbados	Reinsurance Company

TD Waterhouse Canada Inc.	Toronto, Ontario	Investment Dealer	3,104

International

TD Bank N.V.	Amsterdam, The Netherlands	Dutch Bank	486
TD Ireland Unlimited Company	Dublin, Ireland	Holding Company	886
TD Global Finance Unlimited Company	Dublin, Ireland	Securities Dealer

TD Securities (Japan) Co. Ltd.	Tokyo, Japan	Securities Dealer	13

Toronto Dominion Australia Limited	Sydney, Australia	Securities Dealer	100
Toronto Dominion Investments B.V.	London, England	Holding Company	1,165
TD Bank Europe Limited	London, England	UK Bank
Toronto Dominion Holdings (U.K.) Limited	London, England	Holding Company
TD Securities Limited	London, England	Securities Dealer

Toronto Dominion (South East Asia) Limited	Singapore, Singapore	Financial Institution	1,067

[1]

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and non-voting securities of the entities listed.

[2]

Each subsidiary is incorporated or organized in the country in which its head or principal office is located, with the exception of Toronto Dominion Investments B.V., a company incorporated in The Netherlands, but with its principal office in the United Kingdom.

[3]

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the Bank Act. Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes. Certain amounts have been adjusted to conform with the presentation adopted in the current period.